PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - HKD ($)	12 Months Ended			24 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2029
IfrsStatementLineItems [Line Items]
Impairment assessment on property, plant and equipment with carrying amounts	$ 11,011,052
Pre-tax discount rate	15.00%
Annual revenue	$ 25,051,359	$ 16,574,921	$ 5,236,436
Estimated revenue [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Annual revenue				$ 5,400,000